UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Australia (17.0%)
Banks
Commonwealth Bank of Australia	102,123	$5,865
Westpac Banking Corp.	178,309	4,148
		10,013
Commercial Services & Supplies
Brambles Ltd.	341,126	3,169

Food & Staples Retailing
Woolworths Ltd.	116,908	1,981

Health Care Equipment & Supplies
ResMed, Inc.	475,140	2,706

Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd.	880,330	2,888

Information Technology Services
Computershare Ltd.	297,239	2,228

Insurance
AMP Ltd.	816,758	3,625
QBE Insurance Group Ltd.	278,882	2,332
		5,957
Oil, Gas & Consumable Fuels
Santos Ltd.	590,577	1,825

Real Estate Investment Trusts (REITs)
Mirvac Group REIT	2,047,786	3,038

Real Estate Management & Development
Lend Lease Group REIT	297,744	3,166
		36,971
China (19.9%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	354,500	664

Banks
Bank of China Ltd. H Shares (a)	8,928,000	3,706
China Construction Bank Corp. H Shares (a)	7,115,560	4,540
		8,246
Construction & Engineering
China Machinery Engineering Corp. H Shares (a)	796,000	556

Diversified Consumer Services
TAL Education Group ADR (b)	16,323	811

Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (a)	1,074,000	1,418

Food Products
China Mengniu Dairy Co., Ltd. (a)	448,000	713

Hotels, Restaurants & Leisure
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (a)	1,176,000	479

Independent Power Producers & Energy Traders
Huadian Power International Corp., Ltd. H Shares (a)	984,000	627

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (a)	653,400	2,443
China Taiping Insurance Holdings Co., Ltd. (a)(b)	375,800	825
		3,268
Internet & Catalog Retail
JD.com, Inc. ADR (b)	57,742	1,530

Internet Software & Services
Alibaba Group Holding Ltd. ADR (b)	18,900	1,494
NetEase, Inc. ADR	4,555	654
Tencent Holdings Ltd. (a)	555,900	11,351
		13,499
Machinery
CRCC High-Tech Equipment Corp., Ltd. H Shares (a)(b)	1,243,500	691

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (a)	938,000	849
Sihuan Pharmaceutical Holdings Group Ltd. (a)	1,291,000	369
		1,218
Real Estate Management & Development
China Overseas Land & Investment Ltd. (a)	480,000	1,519

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (a)	197,000	1,072

Transportation Infrastructure
Shenzhen International Holdings Ltd. (a)	416,500	675

Wireless Telecommunication Services
China Mobile Ltd. (a)	550,500	6,135
		43,121
Hong Kong (8.7%)
Banks
BOC Hong Kong Holdings Ltd.	861,500	2,571

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	59,200	1,425

Diversified Telecommunication Services
HKT Trust & HKT Ltd.	1,028,340	1,416

Electric Utilities
Power Assets Holdings Ltd.	32,000	327

Industrial Conglomerates
CK Hutchison Holdings Ltd.	393,768	5,112

Insurance
AIA Group Ltd.	698,200	3,956

Real Estate Management & Development
Cheung Kong Property Holdings Ltd.	332,768	2,143

Textiles, Apparel & Luxury Goods
Samsonite International SA	551,100	1,847
		18,797
India (10.2%)
Automobiles
Maruti Suzuki India Ltd.	31,682	1,778

Banks
HDFC Bank Ltd.	148,004	2,804
IndusInd Bank Ltd.	149,259	2,181
		4,985
Construction & Engineering
Larsen & Toubro Ltd.	89,901	1,652

Construction Materials
Shree Cement Ltd.	10,983	2,060

Consumer Finance
Shriram Transport Finance Co., Ltd.	145,356	2,092

Machinery
Ashok Leyland Ltd.	1,950,994	3,199

Media
Inox Leisure Ltd. (b)	322,750	937
Zee Entertainment Enterprises Ltd.	11,072	64
		1,001
Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	114,513	1,564

Personal Products
Marico Ltd.	364,497	1,345

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	107,706	1,293

Transportation Infrastructure
Gateway Distriparks Ltd.	263,211	1,113
		22,082
Indonesia (3.6%)
Banks
Bank Negara Indonesia Persero Tbk PT	750,100	294

Diversified Telecommunication Services
Link Net Tbk PT (b)	2,534,600	785

XL Axiata Tbk PT (b)	4,578,200	1,381
		2,166
Food Products
Nippon Indosari Corpindo Tbk PT	1,941,600	187

Machinery
United Tractors Tbk PT	657,300	758

Media
Surya Citra Media Tbk PT	3,887,400	921

Multi-line Retail
Matahari Department Store Tbk PT	1,032,800	1,429

Pharmaceuticals
Kalbe Farma Tbk PT	7,560,600	824

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	1,574,100	218

Trading Companies & Distributors
AKR Corporindo Tbk PT	824,000	432

Transportation Infrastructure
Jasa Marga Persero Tbk PT (b)	1,558,400	635
		7,864
Korea, Republic of (16.9%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	32,830	1,872
LIG Nex1 Co., Ltd.	9,297	857
		2,729
Automobiles
Kia Motors Corp.	57,644	2,435

Chemicals
LG Chem Ltd.	7,274	2,083

Construction & Engineering
Hyundai Development Co-Engineering & Construction	40,030	1,608

Electric Utilities
Korea Electric Power Corp.	40,098	2,111

Household Durables
Coway Co., Ltd.	26,271	2,217

Industrial Conglomerates
SK Holdings Co., Ltd.	13,015	2,538

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	3,730	962

Internet Software & Services
NAVER Corp.	4,466	2,488

Media
Innocean Worldwide, Inc.	3,749	264

Personal Products
Amorepacific Corp.	8,176	2,763
Cosmax, Inc.	2,947	324
		3,087
Software
Nexon Co., Ltd.	123,200	2,101

Specialty Retail
Hotel Shilla Co., Ltd.	20,452	1,189

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	6,160	7,067
Samsung Electronics Co., Ltd. (Preference)	3,854	3,731
		10,798
Wireless Telecommunication Services
SK Telecom Co., Ltd.	983	179
		36,789
Philippines (3.1%)
Banks
BDO Unibank, Inc.	285,550	634
Metropolitan Bank & Trust Co.	510,223	914
Rizal Commercial Banking Corp.	553,360	361
		1,909
Diversified Financial Services
Ayala Corp.	53,846	877
Metro Pacific Investments Corp.	7,668,800	978
		1,855
Industrial Conglomerates
DMCI Holdings, Inc.	2,912,200	847
LT Group, Inc.	1,784,500	605
SM Investments Corp.	43,640	900
		2,352
Transportation Infrastructure
International Container Terminal Services, Inc.	391,720	576
		6,692
Singapore (2.9%)
Banks
DBS Group Holdings Ltd.	71,216	812
Oversea-Chinese Banking Corp., Ltd.	105,161	690
		1,502
Distributors
Jardine Cycle & Carriage Ltd.	82,300	2,444

Health Care Providers & Services
Raffles Medical Group Ltd.	210,022	703

Multi-Utilities
Keppel Infrastructure Trust (Units) (c)	3,222,900	1,184

Specialty Retail
OSIM International Ltd.	422,200	429
		6,262
Taiwan (13.7%)
Chemicals
Formosa Plastics Corp.	431,000	1,069

Diversified Financial Services
Chailease Holding Co., Ltd.	853,080	1,487
Fubon Financial Holding Co., Ltd.	1,088,000	1,386
		2,873
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	397,532	1,754
Hon Hai Precision Industry Co., Ltd.	1,151,050	3,033
		4,787
Food Products
Uni-President Enterprises Corp.	1,477,046	2,593

Internet Software & Services
PChome Online, Inc.	94,000	1,035

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,758,000	2,046
Advanced Semiconductor Engineering, Inc. ADR	25,033	146
Hermes Microvision, Inc.	16,584	474
Taiwan Semiconductor Manufacturing Co., Ltd.	1,480,592	7,453
		10,119
Tech Hardware, Storage & Peripherals
Catcher Technology Co., Ltd.	262,000	2,149
Pegatron Corp.	769,000	1,794
		3,943
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	158,604	2,087

Wireless Telecommunication Services
Taiwan Mobile Co., Ltd.	371,000	1,205
		29,711
Thailand (0.9%)
Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	1,228,920	1,293

Real Estate Management & Development
Central Pattana PCL (Foreign)	230,400	337

Land and Houses PCL (Foreign)	1,685,480	429
		766
		2,059
United States (0.1%)
Household Durables
Nien Made Enterprise Co., Ltd. (b)	17,000	121
Total Common Stocks (Cost $189,275)		210,469
Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $5,568)	5,568,423	5,568
Total Investments (99.6%) (Cost $194,843) (e)		216,037
Other Assets in Excess of Liabilities (0.4%)		843
Net Assets (100.0%)		$216,880

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,608,000 and the aggregate gross unrealized depreciation is approximately $11,414,000 resulting in net unrealized appreciation of approximately $21,194,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	65.1%
Banks	13.7
Internet Software & Services	7.9
Tech Hardware, Storage & Peripherals	6.8
Insurance	6.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2016 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,729	$—	$—	$2,729
Automobiles	4,877	—	—	4,877
Banks	26,716	2,804	—	29,520
Chemicals	3,152	—	—	3,152
Commercial Services & Supplies	3,169	—	—	3,169
Construction & Engineering	3,816	—	—	3,816
Construction Materials	2,060	—	—	2,060
Consumer Finance	2,092	—	—	2,092
Distributors	2,444	—	—	2,444
Diversified Consumer Services	811	—	—	811
Diversified Financial Services	6,153	—	—	6,153
Diversified Telecommunication Services	5,000	—	—	5,000
Electric Utilities	2,438	—	—	2,438
Electronic Equipment, Instruments & Components	4,787	—	—	4,787
Food & Staples Retailing	1,981	—	—	1,981
Food Products	3,493	—	—	3,493
Health Care Equipment & Supplies	2,706	—	—	2,706
Health Care Providers & Services	703	—	—	703
Hotels, Restaurants & Leisure	3,367	1,293	—	4,660
Household Durables	2,338	—	—	2,338
Independent Power Producers & Energy Traders	627	—	—	627
Industrial Conglomerates	10,002	—	—	10,002
Information Technology Services	2,228	—	—	2,228
Insurance	14,143	—	—	14,143
Internet & Catalog Retail	1,530	—	—	1,530
Internet Software & Services	17,022	—	—	17,022
Machinery	4,648	—	—	4,648
Media	2,186	—	—	2,186
Multi-Utilities	1,184	—	—	1,184
Multi-line Retail	1,429	—	—	1,429
Oil, Gas & Consumable Fuels	3,389	—	—	3,389
Personal Products	4,432	—	—	4,432
Pharmaceuticals	3,335	—	—	3,335
Real Estate Investment Trusts (REITs)	3,038	—	—	3,038
Real Estate Management & Development	7,046	766	—	7,812
Semiconductors & Semiconductor Equipment	10,119	—	—	10,119
Software	2,101	—	—	2,101
Specialty Retail	1,618	—	—	1,618
Tech Hardware, Storage & Peripherals	14,741	—	—	14,741
Textiles, Apparel & Luxury Goods	5,006	—	—	5,006
Trading Companies & Distributors	432	—	—	432
Transportation Infrastructure	2,999	—	—	2,999
Wireless Telecommunication Services	7,519	—	—	7,519
Total Common Stocks	205,606	4,863	—	210,469
Short-Term Investment
Investment Company	5,568	—	—	5,568
Total Assets	$211,174	$4,863	$—	$216,037

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, securities with a total value of approximately $192,781,000 transferred from Level 2 to Level 1. Securities that were valued using significant other inputs at December 31, 2015 were valued using unadjusted quoted prices at March 31, 2016. As of March 31, 2016, securities with a total value of approximately $369,000 transferred from Level 3 to Level 1. Securities that were valued using significant unobservable inputs at December 31, 2015 were valued using unadjusted quoted prices at March 31, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stock (000)

Beginning Balance	$967
Purchases	—
Sales	(334)
Amortization of discount	—
Transfers in	—
Transfers out	(370)
Corporate actions	—
Change in unrealized appreciation (depreciation)	75
Realized gains (losses)	(338)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2016	$75

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016